/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , August 31, 2000

MFS Charter Income Trust
Date
Identification of Security
Shares
Repurchased
Repurchase Price
NAV
Broker
8/16
Shares of Beneficial Interest
11600
8.5625
9.51

Salomon Smith Barney
8/17
Shares of Beneficial Interest
3300
8.5625
9.50

Salomon Smith Barney



















































































































Total Shares Repurchased:  14,900
Remarks:	None.

MFS Charter Income Trust
by: James O. Yost
	James O. Yost
	Treasurer